LVIP ClearBridge Large Cap Value Fund Performance Management - LVIP ClearBridge Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The Fund’s Standard Class has adopted the performance of ClearBridge Variable Large Cap Value Portfolio Class I (the “predecessor fund”) as the result of a reorganization of the predecessor fund into the Standard Class of the Fund which took place on April 24, 2026 (the “Reorganization”). The information shows: (a) how the Fund’s Standard Class shares investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard Class shares compare with those of a broad measure of market performance. No information is presented for Service Class shares of the Fund because the Service Class Service Class shares are new and were not operational as of December 31, 2025. The bar chart shows performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Returns (%)
Bar Chart Closing [Text Block]
Performance Table Heading	Average Annual Total Returns for periods ended 12/31/25
Standard Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	15.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(24.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020